Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
C000006955 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	$ 10,000		$ 9,724	$ 11,634	$ 14,872	$ 15,732	$ 19,526	$ 26,790	$ 22,160	$ 23,668	$ 32,431	$ 37,305
C000006952 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
C000006954 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
C000088417 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		9,737	11,662	14,930	15,802	19,641	26,974	22,329	23,870	32,734	37,676
C000006956 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	10,000		9,674	11,505	14,630	15,388	19,002	25,930	21,310	22,624	30,800	35,252
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000		10,172	11,948	13,667	14,184	16,005	22,458	22,391	23,045	29,540	33,535
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Accumulated Value	$ 10,000		$ 10,161	$ 12,220	$ 14,789	$ 15,587	$ 19,679	$ 27,535	$ 25,814	$ 28,278	$ 37,780	$ 44,438